NOTES PAYABLE - BANKS	6 Months Ended
Jun. 30, 2021
Notes Payable to Bank [Abstract]
NOTES PAYABLE – BANKS
NOTE 7 – NOTES PAYABLE – BANKS

United States of America

The Company’s U.S. subsidiary is a party to a credit facility with a commercial lender, which provides a maximum borrowing capacity up to $10,000, subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 80% of eligible unbilled receivables, as defined, plus (iii) 95% of a $500 standby letter of credit that was provided to the lender by the Company. Borrowings under the credit facility are secured by the U.S. subsidiary’s accounts receivable, unbilled receivables, equipment, cash and the $500 letter of credit that was provided to the lender by the Company.

As of June 30, 2021 and December 31, 2020, the Company had no outstanding balances under line of credit arrangement. As of June 30, 2021, and December 31, 2020, the Company had $3,652 and $4,144, respectively, in unused borrowing capacity under the line of credit facility.

Borrowings made under the credit facility bear interest, which is payable monthly, at LIBOR plus 3% per annum (3.10% as of June 30, 2021).

The credit facility expired in October 2021 and the Company decided not to extend it.

Europe

The Company had a credit arrangement with a commercial bank, to provide it with up to €12,000 ($14,280 as of June 30, 2021) in borrowings which was renewed in May 2020 through March 2021. Borrowings under the line of credit bear interest at one-month EURIBOR plus 4.8% with a minimum of 4.8% per annum. The Company was also subject to unused line fee of 0.75% per annum, which is payable quarterly.

The line of credit is secured by accounts receivable of ten of the Company’s European subsidiaries, tangible fixed assets and a bank guarantee of €2,000 ($2,380 as of June 30, 2021) provided by the parent company, ICTS International N.V. The line of credit cannot exceed 70% of the borrowing base.

As of June 30, 2021, and December 31, 2020, the Company had €0 and €6,432 ($0 and $7,902 as of June 30, 2021 and December 31, 2020) respectively, in outstanding borrowings under the line of credit arrangement.

In addition to the line of credit arrangement, a guarantee facility of €2,500 ($2,975 as of June 30, 2021) is provided to the Company by the same commercial bank, which was also renewed until March 2022 with an interest of 2.5% per annum and an unused line fee of 0.75% per annum which is payable quarterly. As of June 30, 2021 and December 31, 2020, the Company had €922 and €973 ($1,097 and $1,195 as of June 30, 2021 and December 31, 2020), respectively, of outstanding guarantees under the guarantee facility, which related mostly to leases and performance guarantees for contracts. The guarantee facility is secured by the accounts receivable of ten of the Company’s European subsidiaries.

In March 2021, the line of credit expired but the guarantee facility is still in place until March 2022.

The Company has an additional credit arrangement in Sweden to provide it with up to 4,000 SEK ($470 as of June 30, 2021) in borrowings. Borrowings under the line of credit bear annual interest of 2.8% and subject to annual extension by the financial institution. The line of credit is secured by accounts receivable of the Swedish subsidiary. As of June 30, 2021, and December 31, 2020, the Company had 1,753 SEK and 1,648 SEK ($206 and $202 as of June 30, 2021 and December 31, 2020) respectively in outstanding borrowings under the line of credit facility.